Long Term Debt (Details) - USD ($)		12 Months Ended
	Sep. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-Current		$ 0	$ 36,200,000
Repayment of credit facility	$ 36,200,000	36,200,000	0
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Non-Current		$ 0	$ 36,200,000